Segment Information	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Segment Information

29. Segment Information

(a) General information

The Group operates as a single reporting segment, primarily engaged in bicycle, racket, and other businesses.

(b) Measurement of segment information

The Board of Directors evaluates the performance of the operating segments based on a measure of income before tax.

(c) Information about segment profit or loss

As of June 30, 2026, the information on segment profit or loss, assets, and liabilities is consistent with the information in the unaudited interim condensed consolidated financial statements; please refer to the unaudited interim condensed consolidated balance sheets and unaudited interim condensed consolidated statements of comprehensive (loss) income.